BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Broker-Dealer [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Terms of	Annual	As of December 31,
	repayments	interest rate	2022	2021
			$’000	$’000

Term loans	2 to 5 years	2.7% - 3.5%	2,502	3,844
Trust receipts	Within 12 months	2.85%	6,826	5,278
Bank overdraft	Within 12 months	5.25%	281	-
Mortgage loan	10 years	2.77%	2,428	3,204

Total			12,037	12,326

Representing
Within 12 months			8,862	7,412
Over 1 year			3,175	4,914

			12,037	12,326